Intangible assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	$ 412,918	$ 413,766
Other Acquisitions/ Internally developed
Ending, balance	426,579	412,918
Internally generated [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	412,918	413,766
Other Acquisitions/ Internally developed
Amortization for the year
Ending, balance	426,579	412,918
Goodwill [Memeber] | Internally generated [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	311,274	308,034
Amortization for the year
Ending, balance	311,274	311,274
Routes [Member] | Internally generated [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	38,707	40,911
Other Acquisitions/ Internally developed
Ending, balance	36,503	38,707
Trade-marks [Member] | Internally generated [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	3,938	3,938
Other Acquisitions/ Internally developed
Amortization for the year
Ending, balance	3,938	3,938
Software & Webpages [Member] | Internally generated [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	61,804	59,480
Other Acquisitions/ Internally developed
Amortization for the year
Ending, balance	70,927	61,804
Others [Member] | Internally generated [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	435	1,403
Other Acquisitions/ Internally developed
Amortization for the year
Ending, balance	3,937	435
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	493,098	471,659
Other Acquisitions/ Internally developed	33,974	21,660
Disposals		(221)
Ending, balance	527,072	493,098
Gross carrying amount [Member] | Goodwill [Memeber]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	311,181	311,181
Other Acquisitions/ Internally developed	3,240
Ending, balance	314,421	311,181
Gross carrying amount [Member] | Routes [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	52,481	52,481
Other Acquisitions/ Internally developed
Ending, balance	52,481	52,481
Gross carrying amount [Member] | Trade-marks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	3,938	3,938
Other Acquisitions/ Internally developed
Ending, balance	3,938	3,938
Gross carrying amount [Member] | Software & Webpages [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	120,694	99,034
Other Acquisitions/ Internally developed	26,818	21,660
Ending, balance	147,512	120,694
Gross carrying amount [Member] | Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	4,804	5,025
Other Acquisitions/ Internally developed	3,916
Disposals		(221)
Ending, balance	8,720	4,804
Accumulated depreciation and amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	(80,180)	(57,893)
Other Acquisitions/ Internally developed	(20,313)
Amortization for the year		(22,287)
Ending, balance	(100,493)	(80,180)
Accumulated depreciation and amortisation [Member] | Goodwill [Memeber]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	(3,147)	(3,147)
Amortization for the year
Ending, balance	(3,147)	(3,147)
Accumulated depreciation and amortisation [Member] | Routes [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	(13,774)	(11,570)
Other Acquisitions/ Internally developed	(2,204)
Amortization for the year		(2,204)
Ending, balance	(15,978)	(13,774)
Accumulated depreciation and amortisation [Member] | Trade-marks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance
Other Acquisitions/ Internally developed
Amortization for the year
Ending, balance
Accumulated depreciation and amortisation [Member] | Software & Webpages [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	(58,890)	(39,554)
Other Acquisitions/ Internally developed	(17,695)
Amortization for the year		(19,336)
Ending, balance	(76,585)	(58,890)
Accumulated depreciation and amortisation [Member] | Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning, balance	(4,369)	(3,622)
Other Acquisitions/ Internally developed	(414)
Amortization for the year		(747)
Ending, balance	$ (4,783)	$ (4,369)